Segmented Information	12 Months Ended
Dec. 31, 2013
Segmented Information
Segmented Information

21.                               Segmented Information

The Company operates exclusively in the biotechnology sector. The Company’s business is considered as operating in one segment. The Company’s Chief Executive Officer is the chief operating decision maker and reviews the consolidated results of operations when making decisions about resources allocation and assessing performance of the Company as a whole. All revenues are generated from the subsidiaries located in China. Total long-lived assets of $79,683 (December 31, 2012 - $81,233) including land use rights, property, plant and equipment and licenses are all located in mainland China. The Company’s total assets by geographic location are as follows:

	December 31, 2012	December 31, 2013
Assets
Mainland China	$164,174	$199,703
Hong Kong	44,589	40,990
Total	$208,763	$240,693

The Company’s revenues by product are as follows:

	For the year ended December 31,
	2011	2012	2013
Sales
Inactivated hepatitis vaccines	$26,939	$39,951	$47,202
Influenza vaccines	8,113	9,191	12,156
H5N1	7,782	—	10,736
H1N1	14,008	—	—
Mumps	—	24	1,680
Rabend	—	50	750
Total	$56,842	$49,216	$72,524

The H5N1 and H1N1 vaccines were all sold to the Chinese government. The Company’s sales of H5N1 and H1N1 vaccines are dependent on government stockpiling purchases. Loss of such government stockpiling purchases would have a material adverse effect on the Company’s total sales.

The Company’s revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2011	2012	2013
Sales
Mainland China	$56,407	$48,199	$71,397
Foreign countries	435	1,017	1,127
Total	$56,842	$49,216	$72,524